Equity_Hybrid Securities(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Hybrid Instruments
Hybrid securities	₩ 1,695,988	₩ 399,205	$ 1,561,525
Discription Of Detailed Information About Hybrid Securities Explanatory	On the other hand, hybrid securities of KRW 574,580 million issued by Kookmin Bank are recognized as non-controlling interests and are early redeemable after 5 years from the issuance date and each interest payment date thereafter.	On the other hand, hybrid securities of KRW 574,580 million issued by Kookmin Bank are recognized as non-controlling interests and are early redeemable after 5 years from the issuance date and each interest payment date thereafter.
Hybrid Instrument
Hybrid Instruments
Hybrid securities	₩ 1,695,988	₩ 399,205
Discription Of Detailed Information About Hybrid Securities Explanatory	The above hybrid securities are early redeemable by the Group after 5 or 10 years from the issuance date.	The above hybrid securities are early redeemable by the Group after 5 or 10 years from the issuance date.
The 1-1st Hybrid Securities
Hybrid Instruments
Issuance date	May 02, 2019	May 02, 2019
Maturity	Perpetual bond	Perpetual bond
Interest Rate	3.23%	3.23%	3.23%
Hybrid securities	₩ 349,309	₩ 349,309
The 1-2nd Hybrid securities
Hybrid Instruments
Issuance date	May 02, 2019	May 02, 2019
Maturity	Perpetual bond	Perpetual bond
Interest Rate	3.44%	3.44%	3.44%
Hybrid securities	₩ 49,896	₩ 49,896
The 2-1st Hybrid securities
Hybrid Instruments
Issuance date	May 08, 2020
Maturity	Perpetual bond
Interest Rate	3.30%		3.30%
Hybrid securities	₩ 324,099	0
The 2-2nd Hybrid securities
Hybrid Instruments
Issuance date	May 08, 2020
Maturity	Perpetual bond
Interest Rate	3.43%		3.43%
Hybrid securities	₩ 74,812	0
The 3-1st Hybrid securities
Hybrid Instruments
Issuance date	Jul. 14, 2020
Maturity	Perpetual bond
Interest Rate	3.17%		3.17%
Hybrid securities	₩ 369,099	0
The 3-2nd Hybrid securities
Hybrid Instruments
Issuance date	Jul. 14, 2020
Maturity	Perpetual bond
Interest Rate	3.38%		3.38%
Hybrid securities	₩ 29,922	0
The 4-1st Hybrid securities
Hybrid Instruments
Issuance date	Oct. 20, 2020
Maturity	Perpetual bond
Interest Rate	3.00%		3.00%
Hybrid securities	₩ 433,996	0
The 4-2nd Hybrid securities
Hybrid Instruments
Issuance date	Oct. 20, 2020
Maturity	Perpetual bond
Interest Rate	3.28%		3.28%
Hybrid securities	₩ 64,855	₩ 0